PROPERTY, PLANT & EQUIPMENT Schedule of Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation	$ 677	$ 701	$ 806